Fair Value Measurements - Schedule of Change in Fair Value of Derivative Liability (Details) - Series A Penny Warrants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 1,780	$ 0
Issuance of Series A Penny Warrants		3,747
Change in fair value of derivative liability	745	(1,967)
Ending balance	$ 2,525	$ 1,780